CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 174,753	$ 23,174
Receivables and other	12,883	17,431
Inventories	19,757	21,945
Total current assets	207,393	62,550
Non-current assets
Mineral properties, plant and equipment	1,207,629	1,500,512
Restricted cash	55	54
Deferred income tax asset	15,737	10,051
Total assets	1,430,814	1,573,167
Current liabilities
Accounts payable and accrued liabilities	64,828	62,688
Current portion of long-term debt	66,667	66,667
Total current liabilities	131,495	129,355
Non-current liabilities
Other liabilities	4,954	8,932
Long-term debt	195,958	397,253
Decommissioning and restoration provision	25,956	21,239
Deferred income tax liability	142,750	62,086
Total liabilities	501,113	618,865
EQUITY
Share capital	1,172,545	1,152,567
Other reserves	(135,067)	(128,926)
Deficit	(107,777)	(69,339)
Total equity	929,701	954,302
Total liabilities and equity	1,430,814	1,573,167
Commitments
Contingencies